Financing Income, Net (Details) - Schedule of Financing Income, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income:
Revaluation of warrants	$ 4,036	$ 1,166	$ 2,732
Deposit interest	178	91
Exchange rates	17
Finance income gross	4,231	1,257	2,732
Finance Expenses:
Day 1 loss from issuance of financial instruments (refer to Note 16)	(1,659)
Issuance costs	(530)		(1,152)
Exchange rates		(23)	(32)
Interest expenses on lease liability	(11)	(15)
Bank fees	(9)	(7)	(2)
Finance income expenses gross	(2,209)	(45)	(1,186)
Total financing income, net	$ 2,022	$ 1,212	$ 1,546